Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.7%
Diversified Telecommunication Services – 1.0%
Cellnex Telecom SA (144A)*	141,193	$8,992,694
Equity Real Estate Investment Trusts (REITs) – 67.1%
Aedifica SA	29,621	3,908,729
Alexandria Real Estate Equities Inc	178,646	32,502,853
American Tower Corp	70,069	18,928,440
Americold Realty Trust	508,097	19,231,472
Douglas Emmett Inc	346,231	11,640,286
Duke Realty Corp	530,118	25,101,087
Equity LifeStyle Properties Inc	304,169	22,602,798
Essex Property Trust Inc	82,225	24,668,322
Gecina SA	56,000	8,578,102
GLP Capital LP / GLP Financing II Inc	3,789	6,535,582
Goodman Group	1,057,530	16,786,442
Hulic Inc	3,816	6,427,562
Industrial & Infrastructure Fund Investment Corp	3,938	7,512,263
Invitation Homes Inc	612,563	22,842,474
Japan Hotel Investment Corp	9,362	5,613,155
Japan Retail Fund Investment Corp	7,830	8,486,964
LaSalle Logiport	4,173	7,047,667
Mapletree Industrial Trust	4,621,145	9,727,641
Mapletree Logistics Trust	5,221,400	7,961,819
Merlin Properties Socimi SA*	580,000	6,007,327
MGM Growth Properties LLC	497,072	18,202,777
National Health Investors Inc	185,329	12,426,310
National Retail Properties Inc	342,814	16,071,120
Nomura Real Estate Master Fund Inc	5,374	8,616,397
Prologis Inc	445,003	53,125,727
Rexford Industrial Realty Inc	337,239	19,205,761
Sabra Health Care Inc	994,420	18,098,444
Safestore Holdings PLC	485,000	6,352,540
SBA Communications Corp	54,694	17,430,978
Segro PLC	1,009,380	15,280,099
Spirit Realty Capital Inc	420,462	20,114,902
Sun Communities Inc	182,384	31,260,618
UDR Inc	514,830	25,216,373
UNITE Group PLC	435,000	6,461,736
VICI Properties Inc	973,811	30,207,617
Workspace Group PLC	303,761	3,503,917
		573,686,301
Hotels, Restaurants & Leisure – 1.6%
Hilton Worldwide Holdings Inc*	110,609	13,341,658
Information Technology Services – 2.7%
GDS Holdings Ltd - Class A*	1,300,556	12,881,436
NEXTDC Ltd*	1,102,253	9,801,918
		22,683,354
Real Estate Management & Development – 25.3%
Aroundtown SA	810,000	6,319,047
CapitaLand Ltd	2,673,000	7,376,398
China Resources Land Ltd	3,278,000	13,278,178
China Resources Mixc Lifestyle Services Ltd (144A)	975,200	6,675,839
China Vanke Co Ltd	3,887,800	12,167,996
CTP NV (144A)*	372,000	7,497,777
Deutsche Wohnen SE	156,000	9,539,961
Fastighets AB Balder*	230,000	14,436,159
Helical PLC	1,045,000	6,287,257
Instone Real Estate Group AG (144A)	368,711	11,103,515
LEG Immobilien AG#	77,000	11,087,379
Mitsui Fudosan Co Ltd	1,005,000	23,279,303
New World Development Co Ltd	2,024,000	10,518,721
Prestige Estates Projects Ltd*	1,420,634	5,534,404
Shimao Property Holdings Ltd	4,409,500	10,813,472
Sun Hung Kai Properties Ltd	1,290,250	19,227,203
Swire Properties Ltd	3,307,800	9,862,775
Tokyu Fudosan Holdings Corp	996,900	5,995,041
VGP NV	52,403	10,338,324
Vonovia SE	230,000	14,867,034
		216,205,783
Total Common Stocks (cost $676,732,929)		834,909,790

Shares or Principal Amounts		Value
Investment Companies– 2.1%
Money Markets – 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $17,548,982)	17,547,228	$17,548,982
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	5,730,240	5,730,240
Time Deposits – 0.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$1,432,560	1,432,560
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,162,800)		7,162,800
Total Investments (total cost $701,444,711) – 100.6%		859,621,572
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(5,303,479)
Net Assets – 100%		$854,318,093

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$476,931,799	55.5%
Japan	79,513,934	9.2
China	55,816,921	6.5
Germany	52,916,936	6.2
Hong Kong	39,608,699	4.6
United Kingdom	37,885,549	4.4
Australia	26,588,360	3.1
Singapore	25,065,858	2.9
Spain	15,000,021	1.7
Sweden	14,436,159	1.7
Belgium	14,247,053	1.7
France	8,578,102	1.0
Netherlands	7,497,777	0.9
India	5,534,404	0.6

Total	$859,621,572	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$8,062	$(386)	$-	$17,548,982
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	8,814∆	-	-	5,730,240
Total Affiliated Investments - 2.8%	$16,876	$(386)	$-	$23,279,222

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 2.1%
Money Markets - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	35,282,354	145,608,585	(163,341,571)	17,548,982
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	5,716,758	69,713,734	(69,700,252)	5,730,240

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $34,269,825, which represents 4.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$834,909,790	$-	$-
Investment Companies	-	17,548,982	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,162,800	-
Total Assets	$834,909,790	$24,711,782	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70229 08-21